Note 17 - Reductions in Force	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Restructuring and Related Activities Disclosure [Text Block]
1 7 .	Reductions in Force

In
May 2014,
the Company
’s Board of Directors made the decision to refocus the Company's resources to better align the funding of our pipeline programs with the expected growth in
Tc99m
tilmanocept revenue. As a part of the realignment, the Company terminated a total of
11
employees, including the Chief Executive Officer, Dr. Mark J. Pykett.

Effective
May 30, 2014,
the Company and Dr. Pykett entered into a Separation Agreement and Release. Following the termination date, Dr. Pykett was entitled to receive a
$750,000
severance payment, payable in
two
equal installments on
June 9, 2014,
and
January 2, 2015,
respectively; a single payment for accrued vacation and personal days; and reimbursement for certain other expenses and fees. Certain of Dr. Pykett's equity awards terminated upon separation, while others were modified in conjunction with the Separation Agreement and the Consulting Agreement described below.

Effective
June 1, 2014,
the Company and Dr. Pykett entered into a Consulting Agreement pursuant to which Dr. Pykett was to serve as an independent consultant to the Company until
December 31, 2014
with respect to clinical-regulatory activities, commercial activities, program management, and business development, among other services. Dr. Pykett was entitled to a consulting fee of
$27,500
per month plus reimbursement of reasonable expenses. The Consulting Agreement also provided for a grant of
40,000
shares of restricted stock which were to vest upon certain service and performance conditions.

Dr. Pykett terminated the Consulting Agreement effective
September 8, 2014.
Certain of Dr. Pykett's equity awards were forfeited upon termination of the Consulting Agreement, while others vested on
December 1, 2014
due to achievement of certain goals during the period of the Consulting Agreement, in accordance with the terms of the award agreements. The Company recognized expenses of
$94,000
under the Consulting Agreement during the year ended
December 31, 2014
.

During the year ended
December 31, 2014,
the Company recognized approximately
$557,000
of net expense as a result of the reduction in force, which included separation costs, incremental expense related to the modification of certain equity awards, and the reversal of stock compensation expense for certain equity awards for which the requisite service was not
rendered.

The Company appointed Michael M. Goldberg, M.D., as interim Chief Executive Officer effective
May 30, 2014.
Dr. Goldberg
then served as a member of the Board of Directors of the Company and did not
receive any salary for his service as interim Chief Executive Officer, although the Company agreed to pay Montaur Capital Partners, LLC (“Montaur”), where Dr. Goldberg was principal,
$15,000
per month to cover additional costs and resources Montaur expected to incur or redirect due to the unavailability of Dr. Goldberg's services resulting from his service as interim Chief Executive Officer of Navidea. During the year ended
December 31, 2014,
the Company paid Montaur a total of
$53,000.
Dr. Goldberg's service as interim Chief Executive Officer terminated with the appointment of Ricardo J. Gonzalez as the Company's Chief Executive Officer effective
October 13, 2014.

In
March 2015,
the Company initiated a
second
reduction in force that included
seven
staff members and
three
executives. The executives continued as employees during transition periods of varying lengths, depending upon the nature and extent of responsibilities transitioned or wound down.

During the year ended
December 31, 2015,
the Company recognized approximately
$1.3
million of net expense as a result of the reduction in force, which include
d actual and estimated separation costs as well as the impact of accelerated vesting or forfeiture of certain equity awards resulting from the separation of
$273,000.

The remaining accrued separation costs of
$0
and
$9,000
at
December 31, 2016
and
2015,
respectively, related to the Company's reductions in force represent the estimated cost of continuing healthcare coverage and separation payments, and are included in accrued liabilities and other on the consolidated balance sheets.